USAA MANAGED ALLOCATION FUND SUPPLEMENT DATED NOVEMBER 5, 2012 TO THE FUND'S PROSPECTUS DATED OCTOBER 1, 2012 The following table replaces the current table found on page 6 of the prospectus:
USAA Managed Allocation Fund
Average Annual Total Returns	USAA Managed Allocation Fund 10/1/2012 - 10/1/2012	S & P 500 Index (reflects no deduction for fees, expenses, or taxes) USAA Managed Allocation Fund 10/1/2012 - 10/1/2012	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) USAA Managed Allocation Fund 10/1/2012 - 10/1/2012
Average Annual Return:
1 Year	7.05%	2.11%	5.16%
Since Inception	10.24%	10.10%	6.75%
Inception Date	Feb. 01, 2010	Feb. 01, 2010	Feb. 01, 2010